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February 21, 2006                                     Alan Gilbert
                                                      Direct Phone: 612-672-8381
                                                      Direct Fax: 612-642-8381
                                                      ALAN.GILBERT@MASLON.COM



VIA EDGAR & FEDERAL EXPRESS

Larry Spirgel
Assistant Director
Division of Corporation Finance
Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, DC 20549

Re:      Global Traffic Network, Inc. (the "COMPANY")
         Registration Statement on Form S-1 (the "REGISTRATION STATEMENT") Filed December 16, 2005
         File No. 333-130417

Dear Mr. Spirgel:

Please find enclosed three copies of Amendment No. 3 to the Registration Statement on Form S-1 filed by the Company on February 21, 2006 (the "AMENDMENT NO. 3"), which has been marked to indicate changes from Amendment No. 2 to the Registration Statement. As we discussed in our telephone conversations of February 17, 2006, please note that the range of the initial public offering price has been amended to provide for a minimum price of $5.60.

Upon review of this letter, if you have any questions or comments concerning Amendment No. 3, please do not hesitate to contact William M. Mower at (612) 672-8358 or the undersigned at (612) 672-8381.

Very Truly Yours,


Alan M. Gilbert, Esq.

Enclosures
cc:      William  L. Yde III
         Scott Cody
         William M. Mower